STATEMENT OF INVESTMENTS
BNY Mellon Diversified Emerging Markets Fund

June 30, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 60.6%
Argentina - .2%
Globant	2,144	[a,b]	321,278
Brazil - 2.6%
B3 - Brasil Bolsa Balcao	37,000		378,906
Banco do Brasil	79,700		472,651
BB Seguridade Participacoes	31,700		160,712
BR Malls Participacoes	4,435	[b]	8,351
BRF	5,200	[b]	20,597
CCR	157,800		421,624
Cia de Saneamento Basico do Estado de Sao Paulo	27,100		288,038
Cia Siderurgica Nacional	53,400		105,954
EDP - Energias do Brasil	188,300		608,726
IRB Brasil Resseguros	35,300		72,118
JBS	52,200		205,129
Minerva	231,900	[b]	558,631
Tim Participacoes	83,600		217,221
Vale	39,900		412,126
WEG	16,100		152,026
YDUQS Participacoes	61,600		384,908
			4,467,718
Chile - .3%
Enel Americas	2,779,763		419,638
Enel Generacion Chile	80,172		30,257
			449,895
China - 23.1%
Alibaba Group Holding, ADR	37,388	[b]	8,064,591
Anhui Conch Cement, Cl. H	182,700		1,228,842
ANTA Sports Products	67,200		599,357
BAIC Motor, Cl. H	879,500	[c]	382,886
Beijing Capital International Airport, Cl. H	123,700		77,442
CGN Power, Cl. H	614,000	[c]	127,004
China Coal Energy, Cl. H	510,400		115,994
China Construction Bank, Cl. H	2,904,000		2,346,664
China Everbright Bank, Cl. A	685,300		345,785
China Evergrande Group	46,000		120,224
China Medical System Holdings	300,100		353,857
China Minsheng Banking, Cl. H	569,500		391,208
China National Building Material, Cl. H	380,300		405,381

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 60.6% (continued)
China - 23.1% (continued)
China Pacific Insurance Group, Cl. H	132,500		354,355
China Resources Sanjiu Medical & Pharmaceutical, Cl. A	82,500		341,382
China Shenhua Energy, Cl. H	131,500		205,369
China Vanke, Cl. H	12,800		40,382
China Yangtze Power, Cl. A	158,700		425,085
Chongqing Rural Commercial Bank, Cl. H	209,000		82,562
CNOOC	916,000		1,028,758
Country Garden Holdings	31,000		38,151
Country Garden Services Holdings	26,000		120,903
ENN Energy Holdings	59,700		670,501
Gree Electric Appliances of Zhuhai, Cl. A	39,700		319,158
Industrial & Commercial Bank of China, Cl. H	369,500		223,807
JD.com, ADR	7,463	[b]	449,123
Jointown Pharmaceutical Group, CI. A	96,900	[b]	254,212
Li Ning	80,900		257,163
Longfor Group Holdings	8,500	[c]	40,486
Meituan Dianping, Cl. B	68,800	[b]	1,528,275
Momo, ADR	9,244		161,585
NetEase, ADR	445		191,074
New China Life Insurance, Cl. H	212,200		711,367
NIO, ADR	6,138	[b]	47,385
PICC Property & Casualty, Cl. H	436,000		358,692
Pinduoduo, ADR	2,286	[b]	196,230
Ping An Insurance Group Company of China, Cl. H	223,500		2,232,107
Shandong Weigao Group Medical Polymer, Cl. H	117,200		260,408
Shanghai Pharmaceuticals Holding, Cl. H	274,400		461,161
Sino-Ocean Group Holding	25,000		6,006
Sinopharm Group, Cl. H	95,600		245,000
Sinotruk Hong Kong	155,700		402,211
Tencent Holdings	153,900		9,885,583
Times China Holdings	260,000		481,099
Tingyi Cayman Islands Holding	161,800		250,753
Vipshop Holdings, ADR	4,207	[b]	83,761
Weichai Power, Cl. H	291,000		542,887
Wuliangye Yibin, Cl. A	30,600		740,870
Yanzhou Coal Mining, Cl. H	382,000		285,632
Yum China Holdings	3,118		149,882
Zhongsheng Group Holdings	91,200		508,885
Zoomlion Heavy Industry Science and Technology, Cl. H	180,600	[b]	139,216
			39,280,701

Description	Shares		Value ($)
Common Stocks - 60.6% (continued)
Colombia - .1%
Ecopetrol	130,405		72,004
Interconexion Electrica	28,697		143,561
			215,565
Greece - .5%
Hellenic Telecommunications Organization	32,240		439,146
OPAP	48,400		461,021
			900,167
Hong Kong - 2.0%
Bosideng International Holdings	184,500		57,202
China Mobile	42,500		287,175
China Overseas Land & Investment	29,500		89,086
China Resources Cement Holdings	336,000		414,715
China Resources Land	28,000		105,804
China Taiping Insurance Holdings	137,800		221,112
China Unicom Hong Kong	1,016,100		550,013
Galaxy Entertainment Group	63,000		427,761
Kingboard Laminates Holdings	97,500		97,836
Kunlun Energy	84,000		54,953
Shanghai Industrial Holdings	90,000		138,230
Shanghai Industrial Urban Development Group	93,000		10,689
Shenzhen International Holdings	130,000		207,547
Shimao Group Holdings	146,000		618,715
Sino Biopharmaceutical	93,000		175,413
			3,456,251
Hungary - .2%
MOL Hungarian Oil & Gas	1,593	[b]	9,425
OTP Bank	4,766	[b]	166,925
Richter Gedeon	5,083		105,252
			281,602
India - 4.8%
ACC	31,323		556,756
Amara Raja Batteries	36,561		316,580
Bajaj Finance	5,693		216,028
Bharti Infratel	89,125		261,763
Cipla	3,519		29,972
Dr. Reddy's Laboratories	7,443		390,988
Hero MotoCorp	10,144		343,851
Hindalco Industries	163,125	[b]	319,361
Hindustan Petroleum	154,908		445,065
Hindustan Unilever	33,468		967,378
Housing Development Finance	25,352		594,658
ICICI Bank	99,715	[b]	462,225

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 60.6% (continued)
India - 4.8% (continued)
Infosys	54,686		533,680
Nestle India	681		155,019
Petronet LNG	91,837		315,146
REC	230,178		329,881
Reliance Industries	9,306		210,326
Shriram Transport Finance	39,779		366,941
Tata Consultancy Services	12,862		356,027
Tech Mahindra	42,686		309,387
The Tata Power Company	90,726		54,201
UPL	61,377	[b]	346,625
Wipro	86,403		252,130
			8,133,988
Indonesia - .5%
Gudang Garam	111,100	[b]	366,972
Indah Kiat Pulp & Paper	229,700	[b]	96,188
Indofood Sukses Makmur	781,400	[b]	357,152
XL Axiata	163,800		31,952
			852,264
Malaysia - .7%
Malaysia Airports Holdings	123,000		157,421
MISC	145,800		260,972
RHB Bank	399,900		449,543
Tenaga Nasional	92,200		250,451
Top Glove	21,600		81,669
			1,200,056
Mexico - 1.8%
America Movil, Ser. L	1,323,700		850,619
Arca Continental	89,500		392,897
Coca-Cola Femsa	41,200		179,825
Fibra Uno Administracion	13,800		10,915
Gruma, Cl. B	40,105		434,717
Grupo Aeroportuario del Pacifico, Cl. B	11,200		80,850
Grupo Financiero Banorte, Cl. O	170,400	[b]	589,611
Grupo Mexico, Ser. B	60,200		139,863
Wal-Mart de Mexico	177,700		424,989
			3,104,286
Philippines - .5%
Aboitiz Equity Ventures	58,600		53,786
Ayala Land	47,600		31,867
Globe Telecom	6,565		271,357
International Container Terminal Services	211,030		436,840
Metro Pacific Investments	499,400		37,322

Description	Shares		Value ($)
Common Stocks - 60.6% (continued)
Philippines - .5% (continued)
SM Prime Holdings	51,200		32,387
			863,559
Poland - .4%
CD Projekt	1,477	[b]	147,318
KGHM Polska Miedz	6,256	[b]	143,610
Play Communications	40,633	[c]	311,630
Powszechna Kasa Oszczednosci Bank Polski	12,230	[b]	70,806
			673,364
Qatar - .1%
Ooredoo	68,951		123,684
The Commercial Bank	97,440		101,759
			225,443
Russia - 2.9%
Gazprom, ADR	144,406		777,739
Lukoil, ADR	24,972		1,851,074
MMC Norilsk Nickel, ADR	7,075		184,969
Polyus	1,225		206,432
Rosneft Oil, GDR	13,239		66,409
Sberbank of Russia, ADR	101,732	[b]	1,155,766
Sistema, GDR	6,625	[b]	31,349
Surgutneftegas, ADR	13,739		73,229
Tatneft, ADR	2,368		110,398
X5 Retail Group, GDR	11,003		388,983
			4,846,348
Saudi Arabia - .6%
Al Rajhi Bank	46,944		708,722
Etihad Etisalat	42,327	[b]	300,362
			1,009,084
South Africa - 2.3%
Anglo American Platinum	1,232		88,953
Clicks Group	31,991		387,641
Growthpoint Properties	19,007		14,614
Impala Platinum Holdings	63,940		427,096
Investec	97,432		193,743
Kumba Iron Ore	7,667		204,760
Mediclinic International	120,205		393,763
MTN Group	27,761		84,454
Naspers, Cl. N	3,336		608,587
Nedbank Group	32,215		189,397
Ninety One	45,075	[b]	113,781
Redefine Properties	22,917		4,399
Resilient REIT	2,620		6,504
Sibanye Stillwater	488,648	[a,b]	1,063,404

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 60.6% (continued)
South Africa - 2.3% (continued)
The Foschini Group	8,423		31,142
			3,812,238
South Korea - 6.1%
BGF Retail	392		45,284
Celltrion	1,366	[b]	350,030
Daelim Industrial	4,651		321,195
Doosan Bobcat	4,805		106,519
Hotel Shilla	546		32,618
Hyundai Glovis	3,050		259,967
Hyundai Mobis	7,640		1,218,969
Kakao	294		66,012
KB Financial Group	14,245		407,301
Korea Investment Holdings	7,719		285,422
Korea Zinc	501		140,546
Kumho Petrochemical	5,229		326,770
LG Uplus	21,036		214,976
NCSoft	97		72,360
POSCO	2,591		374,682
Posco International	34,605		405,885
Samsung Electronics	99,505		4,410,970
Samsung SDI	196		59,943
Samsung Securities	15,598		345,676
Shinhan Financial Group	24,038		574,294
SK Hynix	4,986		356,681
			10,376,100
Taiwan - 9.0%
Asia Cement	201,000		296,504
Chailease Holding	405,895		1,713,843
Chicony Electronics	182,000		524,924
Feng Tay Enterprise	31,700	[b]	178,336
Hon Hai Precision Industry	92,000		268,528
Lite-On Technology	271,000		427,187
MediaTek	73,000		1,428,306
Nanya Technology	59,000		121,510
Powertech Technology	150,000		542,644
Realtek Semiconductor	28,000	[b]	282,908
Standard Foods	121,000		258,061
Taiwan Semiconductor Manufacturing	651,600		6,895,257
Uni-President Enterprises	263,000		634,619
Winbond Electronics	290,000		130,750
Wistron	493,000		596,450
Wiwynn	17,000		461,045
Yageo	44,000		566,295

Description		Shares		Value ($)
Common Stocks - 60.6% (continued)
Taiwan - 9.0% (continued)
Zhen Ding Technology Holding		10,000		43,424
				15,370,591
Thailand - .7%
Advanced Info Service		64,800		387,988
Advanced Info Service, NVDR		54,200		324,521
Central Retail		111,100	[b]	119,311
CP ALL		10,900		23,903
PTT Exploration & Production, NVDR		26,000		77,348
PTT, NVDR		82,300		100,728
Thai Oil		52,500		75,344
Thai Union Group, NVDR		86,400		36,102
				1,145,245
Turkey - .7%
Akbank		6,805	[b]	6,034
BIM Birlesik Magazalar		58,830		583,577
Emlak Konut Gayrimenkul Yatirim Ortakligi		16,409		4,906
Eregli Demir ve Celik Fabrikalari		385,469		482,376
KOC Holding		11,912		31,273
Turkiye Is Bankasi, Cl. C		56,159	[b]	45,702
Turkiye Sise ve Cam Fabrikalari		30,857		24,977
Turkiye Vakiflar Bankasi, Cl. D		24,261	[b]	18,858
				1,197,703
United Arab Emirates - .5%
Dubai Islamic Bank		831,215		865,160
Emaar Properties		33,085	[b]	24,863
				890,023
Total Common Stocks (cost $87,889,537)				103,073,469

Exchange-Traded Funds - .3%
United States - .3%
iShares MSCI Emerging Markets ETF (cost $458,168)		11,473		458,805
	Preferred Dividend Yield (%)
Preferred Stocks - .3%
Brazil - .2%
Banco do Estado do Rio Grande do Sul, Cl. B	6.50	130,600		325,653
Cia Paranaense de Energia	3.87	3,300		37,126
				362,779
South Korea - .1%
Samsung Electronics	2.26	4,185		163,433
Total Preferred Stocks (cost $587,540)				526,212

STATEMENT OF INVESTMENTS (Unaudited) (continued)

1-Day Yield (%)
Investment Companies - 38.1%
Registered Investment Companies - 38.1%
BNY Mellon Global Emerging Markets Fund, Cl. Y (cost $46,935,230)	3,646,042	[d]	64,790,167
Total Investments (cost $135,870,475)	99.3%		168,848,653
Cash and Receivables (Net)	.7%		1,218,780
Net Assets	100.0%		170,067,433

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

a Security, or portion thereof, on loan. At June 30, 2020, the value of the fund’s securities on loan was $1,379,976 and the value of the collateral was $1,422,288, consisting of U.S. Government & Agency securities.

b Non-income producing security.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities were valued at $862,006 or .51% of net assets.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Diversified Emerging Markets Fund

June 30, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
Morgan Stanley
United States Dollar	38,956	South African Rand	671,298	7/1/2020	274
Gross Unrealized Appreciation					274

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Diversified Emerging Markets Fund

June 30, 2020 (Unaudited)

The following is a summary of the inputs used as of June 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	17,902,373	85,171,096††	−	103,073,469
Equity Securities - Preferred Stocks	362,779	163,433††	−	526,212
Exchange-Traded Funds	458,805	−	−	458,805
Investment Companies	64,790,167	−	−	64,790,167
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	−	274	−	274

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts ("forward contracts") are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at June 30, 2020 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At June 30, 2020, accumulated net unrealized appreciation on investments was $32,978,178, consisting of $42,892,264 gross unrealized appreciation and $9,914,086 gross unrealized depreciation.

At June 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.